Financial Instruments and Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and Other Receivables
Disclosure Of Financial Instruments [Line Items]
Maximum exposure to credit risk	$ 927,654	$ 894,771